Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Liabilities
Transfers from Level 1 to Level 2	$ 212	$ 0
Transfers from Level 2 to Level 1	0	0
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	181	155
Transfers from Level 2 to Level 1	638	433
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	7,414
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	8,477	4,514
Transfers from Level 2 to Level 1	6,007	7,764
Trading assets
Assets
Transfers from Level 1 to Level 2	6,553	3,891
Transfers from Level 2 to Level 1	4,132	5,517
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	1,277	245
Transfers from Level 2 to Level 1	768	328
Derivatives
Assets
Transfers from Level 1 to Level 2	103	0
Transfers from Level 2 to Level 1	$ 0	$ 1